Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth information concerning the “compensation actually paid" to our NEOs for each of the fiscal years ended December 2020, 2021 and 2022, and our financial performance for each of these fiscal years. “Compensation actually paid” is determined, however, by making certain adjustments pursuant to SEC regulatory requirements and, as a result, does not reflect the compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis”.
Year(1)	SCT Total Compensation for CEO ($)	CAP to CEO ($)(2)	Average SCT Total Compensation for Other NEOs ($)	Average CAP to Other NEOs ($)(2)	Cumulative TSR (based on value of $100 investment) ($)	Peer Group Cumulative TSR (based on value of $100 investment) ($)(3)	GAAP Net Income (in millions) ($)(4)	Adjusted EBITDA (in millions) ($)
2022	11,121,908	19,343,862	2,625,826	11,160,871	1,686.43	167.33	1,449	1,741
2021	3,549,785	5,021,653	2,641,391	8,435,227	674.59	136.09	289	534
2020	6,411,899	9,775,788	1,694,897	1,797,945	125.64	99.77	(447)	83
(1)
Mr. Stetson was our CEO in all disclosed fiscal years. Our Other NEOs, Messrs. Munsey, Eidson, Whitehead, Nicholson and Horn, served during each disclosed fiscal year except for Mr. Munsey, who was not an NEO in fiscal years 2020 and 2021. For 2021, because Mr. Stetson voluntarily waived his annual grant of stock awards, his CAP totals for 2021 and 2022 are lower than the potential totals if these 2021 awards had been granted.

(2)
Refer to table below for amounts deducted from and added to the SCT. Fair values of awards were computed in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, (“ASC”) Topic 718, “Compensation-Stock Compensation” (“FASB ASC Topic 718”). Fair values of non-market based awards were adjusted for actual performance through each fiscal year end. In determining probable payout for these awards, fair value adjustments assume target performance for future fiscal years in which metrics have not yet been established as the metrics are established annually for each year within the applicable 3-year performance period.

(3)
In 2020, our peer group, as disclosed in the proxy statement for the 2021 annual meeting of stockholders was: Alliance Resource Partners, L.P., Arch Resources, Inc., Carpenter Technology Corp., Cleveland-Cliffs Inc., Commercial Metals Co., Compass Minerals International, Inc., CONSOL Energy Inc., Peabody Energy Corp., Schnitzer Steel Industries, Inc., SunCoke Energy, Inc., TimkenSteel Corp., Tronox Holdings plc., Warrior Met Coal, Inc., and Worthington Industries, Inc. In July 2020, after completing a peer group analysis the compensation committee added Alliance Resource Partners, L.P. to the proxy peer group as they are a similarly-sized company in our industry with comparable revenues. Denbury Resources, Inc. and Southwestern Energy Company were removed from the peer group in July 2020 as they are primarily in the hydrocarbon and gas exploration business.

In 2021, Cleveland-Cliffs Inc. was removed from the proxy peer group, as disclosed in the proxy statement for the 2022 annual meeting of stockholders, primarily due to its much larger company size, revenues and market capitalization.

In 2022, we made no changes to our proxy peer group from 2021. For the list of companies comprising our peer group, see “Compensation Disclosure and Analysis”.
(4)	2020 GAAP Net Income includes a loss from discontinued operations of ($205,429,837).
	SCT Total ($)(1)	Stock Awards Deducted ($)(2)	Stock Awards Added ($)(3)(8)	Dividends Added ($)(4)	Stock Awards Granted in Prior Years: Unvested as of FYE ($)(5)(8)	Stock Awards Granted in Prior Years: Vested in Current FY ($)(6)(8)	Stock Awards Granted in Prior Years: Forfeited in Current FY ($)(7)(8)	Total CAP ($)
CEO
2022	11,121,908	(8,049,839)	12,141,978	455,702	—	3,674,113	—	19,343,862
2021	3,549,785	—	—	—	5,941,529	340,296	(4,809,957)	5,021,653
2020	6,411,899	(3,291,267)	6,663,767	—	50,576	(59,187)	—	9,775,788
Average Other NEOs
2022	2,625,826	(1,027,679)	2,507,722	467,703	6,406,150	181,149	—	11,160,871
2021	2,641,391	(1,075,574)	6,026,247	—	821,166	21,997	—	8,435,227
2020	1,694,897	(312,465)	425,607	—	18,010	(28,104)	—	1,797,945
(1)
Values reflected in this column for the CEO and Average Other NEOs represent the Total Compensation as reported in the Summary Compensation Table (SCT) of the proxy statement for the annual meeting of stockholders in each fiscal year.

(2)
Values reflected in this column for the CEO and Average Other NEOs represent amounts reported in the Stock Awards and Option Awards columns of the SCT of the proxy statement for the annual meeting of stockholders in each fiscal year, which are deducted from the SCT total in the respective fiscal year. Mr. Stetson did not have any stock awards granted in 2021.

(3)
Values reflected in this column for the CEO and Average Other NEOs represent the fair values of equity compensation granted during the respective fiscal year and valued as of such fiscal year end. These amounts are added to the SCT total in the respective fiscal year.

(4)
Values reflected in this column for the CEO and Average Other NEOs represent any cash dividend equivalents earned on unvested shares during each fiscal year, which are added to the SCT total in the respective fiscal year. These amounts are added to the SCT total in the respective fiscal year.

(5)
For stock awards granted in prior fiscal years that were unvested at the end of the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the end of the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(6)
For stock awards granted in prior fiscal years that vested during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the vesting date in the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(7)
For stock awards granted in prior fiscal years that forfeited during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the fair value of the forfeited awards determined at the end of the prior fiscal year. The fair value is subtracted from the SCT total in the respective fiscal year.

(8)
The fair values of stock awards added or deducted were computed in accordance with FASB ASC Topic 718. Performance awards with market metrics were remeasured at each fiscal year end during the vesting period or vesting date using the Monte Carlo Simulation model with variables for volatility, risk free rate and dividend yield. Fair values of non-market based awards were adjusted for actual performance through each fiscal yearend. In determining probable payout for these awards, fair value adjustments assume target performance for future fiscal years in which metrics have not yet been established as the metrics are established annually for each year within the applicable 3-year performance period.

Stock options were remeasured at each fiscal year end during the vesting period or vesting date using the Black-Scholes model with variables for expected life, volatility, risk free rate and dividend yield.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Stetson was our CEO in all disclosed fiscal years. Our Other NEOs, Messrs. Munsey, Eidson, Whitehead, Nicholson and Horn, served during each disclosed fiscal year except for Mr. Munsey, who was not an NEO in fiscal years 2020 and 2021. For 2021, because Mr. Stetson voluntarily waived his annual grant of stock awards, his CAP totals for 2021 and 2022 are lower than the potential totals if these 2021 awards had been granted.

Peer Group Issuers, Footnote [Text Block]
(3)
In 2020, our peer group, as disclosed in the proxy statement for the 2021 annual meeting of stockholders was: Alliance Resource Partners, L.P., Arch Resources, Inc., Carpenter Technology Corp., Cleveland-Cliffs Inc., Commercial Metals Co., Compass Minerals International, Inc., CONSOL Energy Inc., Peabody Energy Corp., Schnitzer Steel Industries, Inc., SunCoke Energy, Inc., TimkenSteel Corp., Tronox Holdings plc., Warrior Met Coal, Inc., and Worthington Industries, Inc. In July 2020, after completing a peer group analysis the compensation committee added Alliance Resource Partners, L.P. to the proxy peer group as they are a similarly-sized company in our industry with comparable revenues. Denbury Resources, Inc. and Southwestern Energy Company were removed from the peer group in July 2020 as they are primarily in the hydrocarbon and gas exploration business.

In 2021, Cleveland-Cliffs Inc. was removed from the proxy peer group, as disclosed in the proxy statement for the 2022 annual meeting of stockholders, primarily due to its much larger company size, revenues and market capitalization.

In 2022, we made no changes to our proxy peer group from 2021. For the list of companies comprising our peer group, see “Compensation Disclosure and Analysis”.

Changed Peer Group, Footnote [Text Block]
(3)
In 2020, our peer group, as disclosed in the proxy statement for the 2021 annual meeting of stockholders was: Alliance Resource Partners, L.P., Arch Resources, Inc., Carpenter Technology Corp., Cleveland-Cliffs Inc., Commercial Metals Co., Compass Minerals International, Inc., CONSOL Energy Inc., Peabody Energy Corp., Schnitzer Steel Industries, Inc., SunCoke Energy, Inc., TimkenSteel Corp., Tronox Holdings plc., Warrior Met Coal, Inc., and Worthington Industries, Inc. In July 2020, after completing a peer group analysis the compensation committee added Alliance Resource Partners, L.P. to the proxy peer group as they are a similarly-sized company in our industry with comparable revenues. Denbury Resources, Inc. and Southwestern Energy Company were removed from the peer group in July 2020 as they are primarily in the hydrocarbon and gas exploration business.

In 2021, Cleveland-Cliffs Inc. was removed from the proxy peer group, as disclosed in the proxy statement for the 2022 annual meeting of stockholders, primarily due to its much larger company size, revenues and market capitalization.

In 2022, we made no changes to our proxy peer group from 2021. For the list of companies comprising our peer group, see “Compensation Disclosure and Analysis”.

PEO Total Compensation Amount	$ 11,121,908	$ 3,549,785	$ 6,411,899
PEO Actually Paid Compensation Amount	$ 19,343,862	5,021,653	9,775,788
Adjustment To PEO Compensation, Footnote [Text Block]
	SCT Total ($)(1)	Stock Awards Deducted ($)(2)	Stock Awards Added ($)(3)(8)	Dividends Added ($)(4)	Stock Awards Granted in Prior Years: Unvested as of FYE ($)(5)(8)	Stock Awards Granted in Prior Years: Vested in Current FY ($)(6)(8)	Stock Awards Granted in Prior Years: Forfeited in Current FY ($)(7)(8)	Total CAP ($)
CEO
2022	11,121,908	(8,049,839)	12,141,978	455,702	—	3,674,113	—	19,343,862
2021	3,549,785	—	—	—	5,941,529	340,296	(4,809,957)	5,021,653
2020	6,411,899	(3,291,267)	6,663,767	—	50,576	(59,187)	—	9,775,788
Average Other NEOs
2022	2,625,826	(1,027,679)	2,507,722	467,703	6,406,150	181,149	—	11,160,871
2021	2,641,391	(1,075,574)	6,026,247	—	821,166	21,997	—	8,435,227
2020	1,694,897	(312,465)	425,607	—	18,010	(28,104)	—	1,797,945
(1)
Values reflected in this column for the CEO and Average Other NEOs represent the Total Compensation as reported in the Summary Compensation Table (SCT) of the proxy statement for the annual meeting of stockholders in each fiscal year.

(2)
Values reflected in this column for the CEO and Average Other NEOs represent amounts reported in the Stock Awards and Option Awards columns of the SCT of the proxy statement for the annual meeting of stockholders in each fiscal year, which are deducted from the SCT total in the respective fiscal year. Mr. Stetson did not have any stock awards granted in 2021.

(3)
Values reflected in this column for the CEO and Average Other NEOs represent the fair values of equity compensation granted during the respective fiscal year and valued as of such fiscal year end. These amounts are added to the SCT total in the respective fiscal year.

(4)
Values reflected in this column for the CEO and Average Other NEOs represent any cash dividend equivalents earned on unvested shares during each fiscal year, which are added to the SCT total in the respective fiscal year. These amounts are added to the SCT total in the respective fiscal year.

(5)
For stock awards granted in prior fiscal years that were unvested at the end of the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the end of the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(6)
For stock awards granted in prior fiscal years that vested during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the vesting date in the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(7)
For stock awards granted in prior fiscal years that forfeited during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the fair value of the forfeited awards determined at the end of the prior fiscal year. The fair value is subtracted from the SCT total in the respective fiscal year.

(8)
The fair values of stock awards added or deducted were computed in accordance with FASB ASC Topic 718. Performance awards with market metrics were remeasured at each fiscal year end during the vesting period or vesting date using the Monte Carlo Simulation model with variables for volatility, risk free rate and dividend yield. Fair values of non-market based awards were adjusted for actual performance through each fiscal yearend. In determining probable payout for these awards, fair value adjustments assume target performance for future fiscal years in which metrics have not yet been established as the metrics are established annually for each year within the applicable 3-year performance period.

Stock options were remeasured at each fiscal year end during the vesting period or vesting date using the Black-Scholes model with variables for expected life, volatility, risk free rate and dividend yield.

Non-PEO NEO Average Total Compensation Amount	$ 2,625,826	2,641,391	1,694,897
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,160,871	8,435,227	1,797,945
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	SCT Total ($)(1)	Stock Awards Deducted ($)(2)	Stock Awards Added ($)(3)(8)	Dividends Added ($)(4)	Stock Awards Granted in Prior Years: Unvested as of FYE ($)(5)(8)	Stock Awards Granted in Prior Years: Vested in Current FY ($)(6)(8)	Stock Awards Granted in Prior Years: Forfeited in Current FY ($)(7)(8)	Total CAP ($)
CEO
2022	11,121,908	(8,049,839)	12,141,978	455,702	—	3,674,113	—	19,343,862
2021	3,549,785	—	—	—	5,941,529	340,296	(4,809,957)	5,021,653
2020	6,411,899	(3,291,267)	6,663,767	—	50,576	(59,187)	—	9,775,788
Average Other NEOs
2022	2,625,826	(1,027,679)	2,507,722	467,703	6,406,150	181,149	—	11,160,871
2021	2,641,391	(1,075,574)	6,026,247	—	821,166	21,997	—	8,435,227
2020	1,694,897	(312,465)	425,607	—	18,010	(28,104)	—	1,797,945
(1)
Values reflected in this column for the CEO and Average Other NEOs represent the Total Compensation as reported in the Summary Compensation Table (SCT) of the proxy statement for the annual meeting of stockholders in each fiscal year.

(2)
Values reflected in this column for the CEO and Average Other NEOs represent amounts reported in the Stock Awards and Option Awards columns of the SCT of the proxy statement for the annual meeting of stockholders in each fiscal year, which are deducted from the SCT total in the respective fiscal year. Mr. Stetson did not have any stock awards granted in 2021.

(3)
Values reflected in this column for the CEO and Average Other NEOs represent the fair values of equity compensation granted during the respective fiscal year and valued as of such fiscal year end. These amounts are added to the SCT total in the respective fiscal year.

(4)
Values reflected in this column for the CEO and Average Other NEOs represent any cash dividend equivalents earned on unvested shares during each fiscal year, which are added to the SCT total in the respective fiscal year. These amounts are added to the SCT total in the respective fiscal year.

(5)
For stock awards granted in prior fiscal years that were unvested at the end of the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the end of the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(6)
For stock awards granted in prior fiscal years that vested during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the total change in fair value from the end of the prior fiscal year to the vesting date in the current fiscal year. The change in fair value is added or subtracted from the SCT total in the respective fiscal year.

(7)
For stock awards granted in prior fiscal years that forfeited during the current fiscal year, the values reflected in this column for the CEO and Average Other NEOs represent the fair value of the forfeited awards determined at the end of the prior fiscal year. The fair value is subtracted from the SCT total in the respective fiscal year.

(8)
The fair values of stock awards added or deducted were computed in accordance with FASB ASC Topic 718. Performance awards with market metrics were remeasured at each fiscal year end during the vesting period or vesting date using the Monte Carlo Simulation model with variables for volatility, risk free rate and dividend yield. Fair values of non-market based awards were adjusted for actual performance through each fiscal yearend. In determining probable payout for these awards, fair value adjustments assume target performance for future fiscal years in which metrics have not yet been established as the metrics are established annually for each year within the applicable 3-year performance period.

Stock options were remeasured at each fiscal year end during the vesting period or vesting date using the Black-Scholes model with variables for expected life, volatility, risk free rate and dividend yield.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and TSR
The graph below reflects the relationship between the CEO and Average Other NEOs CAP and the Company’s cumulative TSR (assuming an initial fixed investment of $100) for the fiscal years ended December 31, 2020, 2021 and 2022:

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and GAAP Net Income
The graph below reflects the relationship between the CEO and Average Other NEOs CAP and the Company’s GAAP Net Income for the fiscal years ended December 31, 2020, 2021 and 2022:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Adjusted EBITDA
The graph below reflects the relationship between the CEO and Average Other NEOs CAP and the Company’s Adjusted EBITDA for the fiscal years ended December 31, 2020, 2021 and 2022:

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Company Versus Peer Group Cumulative TSR
The graph below reflects the relationship between our cumulative TSR and the peer group’s cumulative TSR assuming an initial fixed investment of $100 at fiscal year end (“FYE”) 2019 for the fiscal years ended December 31, 2020, 2021 and 2022:

Tabular List [Table Text Block]
Other Important Performance Measures
We use a mix of financial and non-financial performance measures in our annual short-term incentive and long-term incentive programs as discussed in more detail in the CD&A.
The following were the most important financial performance measures (and non-financial performance measures), as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year:
•	Adjusted EBITDA (a financial metric)
•	Cost of Coal Sales (a financial metric)
•	Non-Fatal Days Lost (NFDL) (a safety metric)
•	Water quality exceedances including selenium (an environmental metric)
•	Production goal – feet per shift (FPS) used for measuring productivity at our underground operations
•	Production goal – yards per day (YPD) used for measuring productivity at our surface operations

Total Shareholder Return Amount	$ 1,686.43	674.59	125.64
Peer Group Total Shareholder Return Amount	167.33	136.09	99.77
Net Income (Loss)	$ 1,449,000,000	$ 289,000,000	$ (447,000,000)
Company Selected Measure Amount	1,741,000,000	534,000,000	83,000,000
PEO Name	Mr. Stetson	Mr. Stetson	Mr. Stetson
Additional 402(v) Disclosure [Text Block]
STOCK PERFORMANCE GRAPH
The following stock performance graph compares the cumulative total return to stockholders on an annual basis of our common stock along with the cumulative total return on an annual basis of our peer companies as a group and with the Russell 2000 index.
The graph assumes that:
•	you invested $100 in company common stock and in each index at the closing price on December 31, 2017;
•	all dividends were reinvested; and
•	you continued to hold your investment through December 31, 2022.

Loss from discontinued operations			$ (205,429,837)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cost of Coal Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-Fatal Days Lost (NFDL)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Water quality exceedances including selenium
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Production goal – feet per shift (FPS)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Production goal – yards per day (YPD)
PEO [Member] | Stock Awards Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,049,839)	$ 0	(3,291,267)
PEO [Member] | Stock Awards Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,141,978	0	6,663,767
PEO [Member] | Dividends Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	455,702	0	0
PEO [Member] | Stock Awards Granted in Prior Years: Unvested as of FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	5,941,529	50,576
PEO [Member] | Stock Awards Granted in Prior Years: Vested in Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,674,113	340,296	(59,187)
PEO [Member] | Stock Awards Granted in Prior Years: Forfeited in Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(4,809,957)	0
Non-PEO NEO [Member] | Stock Awards Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,027,679)	(1,075,574)	(312,465)
Non-PEO NEO [Member] | Stock Awards Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,507,722	6,026,247	425,607
Non-PEO NEO [Member] | Dividends Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	467,703	0	0
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years: Unvested as of FYE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,406,150	821,166	18,010
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years: Vested in Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	181,149	21,997	(28,104)
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years: Forfeited in Current FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0